Cover Page Document	Aug. 04, 2021	May 05, 2021
Document Information [Line Items]
Amendment Flag	false
Document Type		8-K
Document Period End Date	Aug. 04, 2021
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Entity Registrant Name	UNITED INSURANCE HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35761
Entity Tax Identification Number	75-3241967
Entity Address, Address Line One	800 2nd Avenue S.
Entity Address, Postal Zip Code	33701
Entity Address, City or Town	Saint Petersburg,
Entity Address, State or Province	FL
City Area Code	(727)
Local Phone Number	895-7737
Trading Symbol	UIHC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001401521